Document and Entity Information	Aug. 18, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001438731
Document Period End Date	Aug. 18, 2021
Entity Registrant Name	ALJ Regional Holdings, Inc.
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-37689
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	13-4082185
Entity Address, Address Line One	244 Madison Avenue, PMB #358
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	(888)
Local Phone Number	486-7775
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ALJJ
Security Exchange Name	NASDAQ